Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(7)	Adjusted EBITDA(8)
					Company Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$10,595,400	$118,068,079	$9,291,363	$103,567,575	$220.92	$210.05	$404	$1,378
2023	$6,454,661	$38,123,022	$5,694,360	$32,914,702	$57.51	$158.77	$150	$339
2022	$5,594,436	$(10,103,013)	$5,017,181	$(8,193,813)	$5.15	$112.44	$(2,894)	$(1,041)
2021	$5,050,345	$5,302,981	$4,426,654	$5,423,458	$251.81	$172.56	$(287)	$64
2020	$2,594,444	$17,561,656	$2,317,078	$19,654,210	$260.23	$145.48	$(462)	$(222)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1) Mr. Garcia was our Chief Executive Officer in all years presented. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Garcia for each corresponding year in the “Total” column of the Summary Compensation Table (the “SCT”). Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
	(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Garcia, who has served as our CEO since 2012) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Garcia) included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. Jenkins, Huston, and Gill in all applicable years, Mr. Breaux, who was an NEO in 2020 and 2024, and Mr. Taira, who was an NEO in 2021, 2022, and 2023. All fair value amounts have been computed in accordance with FASB ASC Topic 718.
Peer Group Issuers, Footnote	(6) The dollar amounts reported in column (g) represent the weighted peer group total stockholder return ("TSR"), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the Standard and Poor's 500 Retailing Index.
PEO Total Compensation Amount	$ 10,595,400	$ 6,454,661	$ 5,594,436	$ 5,050,345	$ 2,594,444
PEO Actually Paid Compensation Amount	$ 118,068,079	38,123,022	(10,103,013)	5,302,981	17,561,656
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Garcia, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Garcia during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Garcia’s total compensation for each year to determine the compensation actually paid (all fair value amounts have been computed in accordance with FASB ASC Topic 718):

Adjustments to Determine Compensation “Actually Paid” to the CEO	2024	2023	2022	2021	2020
Total Compensation in the SCT	$10,595,400	$6,454,661	$5,594,436	$5,050,345	$2,594,444
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(4,545,530)	(2,071,711)	(1,318,099)	(1,073,181)	(545,811)
Deduction for Amounts Reported under “Option Awards” Column in the SCT	(5,117,706)	(3,470,000)	(3,953,009)	(3,219,213)	(1,636,881)
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	39,857,986	32,410,762	90,575	3,218,077	6,944,199
Increase for Fair Value of Awards Granted During Year that Vest During Year	4,646,232	2,962,478	—	—	—
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	54,299,787	1,517,897	(5,322,028)	(547,408)	7,741,448
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	18,331,910	318,935	(5,194,888)	1,874,361	2,464,257
Compensation Actually Paid to the CEO	$118,068,079	$38,123,022	$(10,103,013)	$5,302,981	$17,561,656

Non-PEO NEO Average Total Compensation Amount	$ 9,291,363	5,694,360	5,017,181	4,426,654	2,317,078
Non-PEO NEO Average Compensation Actually Paid Amount	$ 103,567,575	32,914,702	(8,193,813)	5,423,458	19,654,210
Adjustment to Non-PEO NEO Compensation Footnote
(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Garcia), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Garcia) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Garcia) for each year to determine the compensation actually paid (all fair value amounts have been computed in accordance with FASB ASC Topic 718):

Adjustments to Determine Compensation “Actually Paid” to Non-CEO NEOs	2024	2023	2022	2021	2020
Total Compensation in the SCT	$9,291,363	$5,694,360	$5,017,181	$4,426,654	$2,317,078
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,976,997)	(1,789,532)	(1,130,904)	(910,872)	(487,033)
Deduction for Amounts Reported under “Option Awards” Column in the SCT	(4,477,333)	(2,971,448)	(3,378,284)	(2,731,755)	(1,460,713)
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	34,871,384	27,783,053	77,402	2,730,942	6,196,743
Increase for Fair Value of Awards Granted During Year that Vest During Year	4,065,194	2,592,119	3,789	—	—
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	47,700,106	1,294,216	(4,317,174)	(501,061)	9,833,238
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	16,093,858	311,934	(4,465,823)	2,409,550	3,254,897
Compensation Actually Paid to the Non-CEO NEOs	$103,567,575	$32,914,702	$(8,193,813)	$5,423,458	$19,654,210

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR; Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the table above, the amount of compensation actually paid to Mr. Garcia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Garcia) is aligned with the changes to the Company’s cumulative TSR between 2020 and 2024, and in the relative performance of Carvana's TSR in relation to its peer group. The Company’s Class A common stock price and TSR declined in 2021 and 2022, which led to a decrease in compensation actually paid to all of the NEOs, and conversely, when the Class A common stock price and TSR increased in 2023 and 2024, the NEOs' compensation actually paid showed a corresponding increase. Carvana’s TSR decreased slightly in relation to its peer group in 2021, and decreased more significantly in 2022, followed by a significant increase in TSR, in relation to its peer group in 2023 and 2024. Due to the influence of stock price on the equity compensation granted to the NEOs, these trajectories are highly correlated to the yearly changes in compensation actually paid to our CEO and the other NEOs.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

As discussed above, stock price is a very large driver for the value of executive compensation, and while we have not used net income as a performance measure in our executive compensation program, Adjusted EBITDA and Core Free Cash Flow were used as performance measures in 2023 and 2024, as further discussed below. As demonstrated by the table above, while net income increased in 2021, the amount of compensation actually paid to Mr. Garcia and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Garcia) decreased over the same time period, largely due to fluctuations in the Class A common stock price. However, the compensation actually paid to Mr. Garcia, as well as to the other NEOs, is somewhat aligned with our net income between 2021 and 2024. The decrease in net income from 2021 to 2022 is accompanied by a decrease in compensation actually paid, due to the stock price impact on equity compensation. The subsequent increase in net income from 2022 through 2024 is similarly aligned with an increase in compensation actually paid, due in part to an increase in the Company's Class A common stock price, and in part due to the vesting of the 2023 and 2024 Adjusted EBITDA PSUs and 2023 Core Free Cash Flow PSUs, which helped partially align executive compensation with net income levels. Additionally, the Company's net income in each of 2022 and 2023 was significantly impacted by one-time events associated with goodwill impairment and debt cancellation, respectively, which in each year caused net income to deviate more significantly from Adjusted EBITDA than in historical years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA

Company Adjusted EBITDA results have had a significant impact on NEO compensation in 2023 and 2024. In 2024, all NEOs were granted PSU awards, one third of which vested on October 30, 2024, on the filing of a
Quarterly Report on Form 10-Q, reflecting that, on a rolling basis, in the prior four fiscal quarters combined, the Company had achieved over $1 billion of Adjusted EBITDA. The remaining two thirds of the PSUs granted in 2024 vest on the filing of a Quarterly Report on Form 10-Q or an Annual Report on Form 10-K, reflecting that, on a rolling basis, in the prior four fiscal quarters combined, the Company achieved the sale of 600,000 and one million retail vehicles, respectively, simultaneously with or after the Company files a periodic report reflecting metrics required for the vesting of the Adjusted EBITDA PSUs. This vesting structure made the entirety of the PSUs, representing a target of an average 30.0% of executive compensation in 2024, dependent on the achievement of Adjusted EBITDA goals.

Positive Adjusted EBITDA was further one of the two financial measures that the Compensation and Nominating Committee set as vesting criteria under our 2023 PSU grants. Approximately 9.1% of the NEOs' target compensation in 2023 was granted in the form of PSUs tied to the achievement of positive Adjusted EBITDA, and another 9.1% of NEO compensation was granted in the form of PSUs tied to the achievement of positive Core Free Cash Flow, which awards vested in 2023 and 2024, respectively.

In the years prior to 2023, Adjusted EBITDA was not a metric used in setting executive compensation, and the alignment between compensation actually paid and Adjusted EBITDA in those years largely mirrors the alignment with net income discussed above, due to fluctuations in the Class A common stock price.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR; Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the table above, the amount of compensation actually paid to Mr. Garcia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Garcia) is aligned with the changes to the Company’s cumulative TSR between 2020 and 2024, and in the relative performance of Carvana's TSR in relation to its peer group. The Company’s Class A common stock price and TSR declined in 2021 and 2022, which led to a decrease in compensation actually paid to all of the NEOs, and conversely, when the Class A common stock price and TSR increased in 2023 and 2024, the NEOs' compensation actually paid showed a corresponding increase. Carvana’s TSR decreased slightly in relation to its peer group in 2021, and decreased more significantly in 2022, followed by a significant increase in TSR, in relation to its peer group in 2023 and 2024. Due to the influence of stock price on the equity compensation granted to the NEOs, these trajectories are highly correlated to the yearly changes in compensation actually paid to our CEO and the other NEOs.

Tabular List, Table	•Adjusted EBITDA •Retail Units Sold •Core Free Cash Flow
Total Shareholder Return Amount	$ 220.92	57.51	5.15	251.81	260.23
Peer Group Total Shareholder Return Amount	210.05	158.77	112.44	172.56	145.48
Net Income (Loss)	$ 404,000,000	$ 150,000,000	$ (2,894,000,000)	$ (287,000,000)	$ (462,000,000)
Company Selected Measure Amount	1,378,000,000	339,000,000	(1,041,000,000)	64,000,000	(222,000,000)
PEO Name	Mr. Garcia
Additional 402(v) Disclosure
(5) Cumulative Total Shareholder Return (“TSR”) is calculated based on a fixed investment of $100 at the measurement point, on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
(7) The dollar amounts reported in column (h) represent the amount of net income (loss) attributable to Carvana and Class A common stockholders reflected in the Company’s audited financial statements for the applicable year.
Analysis of the Information Presented in the Pay versus Performance Table

Carvana’s compensation program is designed to retain key talent, foster long-term growth, and enhance stockholder value. As outlined in the section “Compensation Discussion and Analysis – Compensation Components,” an average of 88.1% of our NEOs’ compensation is closely bound to Carvana's stock performance and other risk-based measurements of Company success, reinforcing the alignment between management interests and the interests of our stockholders. Approximately an average of 58.1% of NEO target compensation is granted in stock options and time-based RSUs, and a further target average of 30.0% is granted in PSUs tied to the achievement of financial goals in the Company's operating plan. In response to our strategic focus on driving sustainable and efficient growth, we have introduced PSUs that vest upon the achievement of key milestones reflecting both focus on profitability and the active pursuit of Company growth. This adjustment underscores our commitment to this strategic shift.
As detailed in footnotes two (2) and four (4) of the Pay versus Performance chart above, our emphasis on stock price-dependent compensation, alongside a strategic focus on equity based long-term growth incentives, has resulted in a significant portion of compensation actually paid being contingent on annual changes in the fair value of equity awards. The Company’s grants of stock options and time-based RSUs to the CEO and other NEOs on a four-year vesting schedule continue to render the yearly value of compensation actually paid highly responsive to changes in the Company’s stock performance. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Change in Compensation and Performance Metrics
Compensation and Performance Metrics	2024	2023	2022	2021
Compensation Actually Paid to CEO	210%	477%	(291)%	(70)%
Compensation Actually Paid to Non-CEO NEOs	215%	502%	(251)%	(72)%
Carvana Total Shareholder Return	284%	1,017%	(98)%	(3)%
Peer Group Total Shareholder Return	32%	41%	(35)%	19%
Net Income	169%	105%	(908)%	38%
Adjusted EBITDA	306%	133%	(1,727)%	129%
Other Performance Measures
	Finally, as a further tie between compensation actually paid and Company performance, Messrs. Garcia, Jenkins, Huston, and Gill volunteered to forego approximately 65% of their salaries in 2022 to help contribute to severance pay for departing team members in connection with a workforce reduction. In addition, all of the NEOs in 2020 also waived portions of their base salaries in response to the COVID-19 pandemic, and approximately 49% of the NEOs' 2020 annual base salaries was contributed to our disaster relief program, the "We're All in This Together Fund." These voluntary measures further link the NEOs' compensation to the performance of the Company.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(8) Adjusted EBITDA is defined as net income (loss) plus income tax (benefit) provision, interest expense, other operating expense, net, other (income) expense, net, depreciation and amortization expense in cost of sales and SG&A expenses, share-based compensation expense in cost of sales and SG&A expenses, and certain other adjustments.
Measure:: 2
Pay vs Performance Disclosure
Name	•Retail Units Sold
Measure:: 3
Pay vs Performance Disclosure
Name	Core Free Cash Flow
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 39,857,986	$ 32,410,762	$ 90,575	$ 3,218,077	$ 6,944,199
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,299,787	1,517,897	(5,322,028)	(547,408)	7,741,448
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,646,232	2,962,478	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,331,910	318,935	(5,194,888)	1,874,361	2,464,257
PEO | Adjustment, Equity Award Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,545,530)	(2,071,711)	(1,318,099)	(1,073,181)	(545,811)
PEO | Adjustment, Equity Award Reported Value, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,117,706)	(3,470,000)	(3,953,009)	(3,219,213)	(1,636,881)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,871,384	27,783,053	77,402	2,730,942	6,196,743
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,700,106	1,294,216	(4,317,174)	(501,061)	9,833,238
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,065,194	2,592,119	3,789	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,093,858	311,934	(4,465,823)	2,409,550	3,254,897
Non-PEO NEO | Adjustment, Equity Award Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,976,997)	(1,789,532)	(1,130,904)	(910,872)	(487,033)
Non-PEO NEO | Adjustment, Equity Award Reported Value, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,477,333)	$ (2,971,448)	$ (3,378,284)	$ (2,731,755)	$ (1,460,713)